Market Vectors ETF Trust
99 Park Avenue, 8th Floor
New York, New York 10016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Market Vectors ETF Trust File Number: 333-123257, 811-10325

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on April 27, 2007, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2007, accession number 0000930413-07-003861.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 878-4931.

Very truly yours,

Market Vectors ETF Trust

By:	/s/ Jonathan R. Simon Jonathan R. Simon Vice President and Assistant Secretary